Related party transactions (Details Textual 1) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2016
Merck Sharp And Dohme Corp [Member]
Related Party Transaction [Line Items]
Research and development agreement description	Under the agreement, Merck will provide access to its archive of over 200,000 bacterial pathogens. OpGen will initially perform molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of OpGen’s rapid diagnostic products. Merck will gain access to the high-resolution genotype data for the isolates as well as access to OpGen’s Acuitas Lighthouse informatics to support internal research and development programs.			Under the agreement, Merck will provide access to its archive of over 200,000 bacterial pathogens. OpGen will initially perform molecular analyses on up to 10,000 pathogens to identify markers of resistance to support rapid decision making using the Acuitas Lighthouse, and to speed development of OpGen’s rapid diagnostic products. Merck will gain access to the high-resolution genotype data for the isolates as well as access to OpGen’s Acuitas Lighthouse informatics to support internal research and development programs.
Maximum required amount to expend for procurement of materials						$ 175,000
Supply Agreement [Member]
Related Party Transaction [Line Items]
Contractual agreement period	5 years			5 years
Additional contractual agreement period	5 years			5 years
Contractual agreement maturity date	Mar. 17, 2018			Mar. 17, 2018
Contractual agreement description	The initial term of the Fluidigm Agreement is five years. Both parties have the ability to extend the term for an additional five years. Under the expanded Supply Agreement, the term was extended until March 17, 2018, and the Company has the right to extend the term of the Supply Agreement for up to two additional three-year terms.			The initial term of the Fluidigm Agreement is five years. Both parties have the ability to extend the term for an additional five years. Under the expanded Supply Agreement, the term was extended until March 17, 2018, and the Company has the right to extend the term of the Supply Agreement for up to two additional three-year terms.
Related party transaction, expenses from transactions with related party	$ 44,721	$ 93,224		$ 183,713	$ 295,442
Related party transaction, purchases from related party	44,721	67,775		91,399	370,539
Payments to acquire equipment on lease	30,254	$ 45,106		175,475	$ 119,919
Research And Development Expense [Member] | Merck Sharp And Dohme Corp [Member]
Related Party Transaction [Line Items]
Procurement costs recognized	$ 59,133		$ 91,403	$ 32,270